PGIM S&P 500 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 101.2%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $177,245)(wb)	177,245	$177,245
Options Purchased*~ 100.3%
(cost $20,401,726)		20,967,852

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2% (cost $20,578,971)		21,145,097
Options Written*~ (1.1)%
(premiums received $403,925)		(218,436)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $20,175,046)		20,926,661
Liabilities in excess of other assets(z) (0.1)%		(30,723)

Net Assets 100.0%		$20,895,938

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$5.74		334		33	$20,858,300
SPDR S&P 500 ETF Trust	Put	09/30/25	$573.76		334		33	109,552
Total Options Purchased (cost $20,401,726)								$20,967,852
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/25	$651.22		334		33	$(185,704)
SPDR S&P 500 ETF Trust	Put	09/30/25	$504.91		334		33	(32,732)
Total Options Written (premiums received $403,925)								$(218,436)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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